SUPPLEMENTAL CASH FLOW INFORMATION - Other Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Stock-based compensation	$ 6	$ 4
Pension funding (greater) less than expense	(2)	(2)
Cash interest paid less than interest expense	(1)	10
Amortization of debt issue costs	2	2
Unrealized loss on outstanding forwards	0	1
Unrealized foreign exchange loss on translation of monetary balances	4	2
Other	(4)	(1)
Other items	$ 5	$ 16